Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Accounts Receivable

	2018	2017
Credit cards	$56,446	$64,420
Travel agencies and airlines clearing house	32,978	36,640
Cargo and other travel agencies	11,766	6,798
Government	6,342	6,216
Trade receivables from related parties	223	318
Other	14,533	7,366

	122,288	121,758
Allowance for expected credit losses	(5,057)	(3,673)

	$117,231	$118,085

Current	116,054	115,641
Non-current	1,177	2,444

	$117,231	$118,085

Summary of Movements in the Allowance for Impairment in Respect of Account Receivables

The movement in the allowance for impairment in respect of account receivables during the year was as follows. Comparative amounts for 2017 represent the allowance account for impairment losses under IAS 39.

	2018	2017	2016
Balance at beginning of year	$(3,673)	$(3,739)	$(2,997)
Adjustment on initial application of IFRS 9	(624)	—	—

Balance at beginning of year under IFRS 9	(4,297)	(3,739)	(2,997)

Additions	(1,311)	(879)	(1,511)
Write-offs	551	945	769

Balance at end of year	$(5,057)	$(3,673)	$(3,739)